Income tax expense (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense
Current tax expense		£ 94	£ 76	£ 57
Adjustment in respect of previous periods		(8)	2	(3)
Total current tax		86	78	54
Deferred tax expense/(credit)		30	(3)	21
Deferred tax adjustment in respect of previous periods		(4)	(11)	(13)
Total deferred tax		26	(14)	8
Total income tax expense	[1]	£ 112	£ 64	£ 62

[1]	Taxation includes £106m (2022: £58m; 2021: £50m) in respect of overseas taxation.